Stockholders’ Equity (Deficit) (Details) - Schedule of Nonvested Stock Options	9 Months Ended
Sep. 30, 2023 $ / shares shares
Nonvested Stock Options [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Nonvested Stock Options [Line Items]
Number, Nonvested beginning balance | shares	55
Weighted- Average Exercise Price, Nonvested beginning balance | $ / shares	$ 3,840
Number, Granted | shares
Weighted- Average Exercise Price, Granted | $ / shares
Number, Vested | shares	(55)
Weighted- Average Exercise Price, Vested | $ / shares	$ 3,840
Number, Forfeited | shares
Weighted- Average Exercise Price, Forfeited | $ / shares
Number, Nonvested ending balance | shares
Weighted- Average Exercise Price, Nonvested ending balance | $ / shares
Nonvested Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Nonvested Stock Options [Line Items]
Number, Nonvested beginning balance | shares	2,500
Weighted- Average Exercise Price, Nonvested beginning balance | $ / shares	$ 300
Number, Granted | shares	2,190,367
Weighted- Average Exercise Price, Granted | $ / shares	$ 6.36
Number, Vested | shares	(2,192,867)
Weighted- Average Exercise Price, Vested | $ / shares	$ 6.7
Number, Forfeited | shares
Weighted- Average Exercise Price, Forfeited | $ / shares
Number, Nonvested ending balance | shares
Weighted- Average Exercise Price, Nonvested ending balance | $ / shares
Nonvested RSUs [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Nonvested Stock Options [Line Items]
Number, Nonvested beginning balance | shares	187
Weighted Average Price, Nonvested beginning balance | $ / shares	$ 1,856.21
Number, Granted | shares
Weighted Average Price, Granted | $ / shares
Number, Vested | shares	(170)
Weighted Average Price, Vested | $ / shares	$ 2,714.15
Number, Forfeited | shares	(35)
Weighted Average Price, Forfeited | $ / shares	$ 1,345.77
Number, Rounding for Reverse Split | shares	18
Weighted Average Price, Rounding for Reverse Split | $ / shares
Number, Nonvested ending balance | shares
Weighted Average Price, Nonvested ending balance | $ / shares